Financial assets and liabilities - Financing activity (Details) £ in Millions, $ in Millions													12 Months Ended
	Dec. 07, 2017 USD ($)	Jun. 12, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 09, 2017 USD ($)	Mar. 09, 2017 EUR (€)	Mar. 02, 2017 USD ($)	Jan. 30, 2017 USD ($)	Nov. 15, 2016 USD ($)	Oct. 03, 2016	Sep. 16, 2016 EUR (€)	May 16, 2016 USD ($)	May 16, 2016 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Aug. 01, 2017	Jun. 30, 2017 GBP (£)	Jun. 12, 2017 GBP (£)	Mar. 08, 2017 USD ($)	Mar. 08, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Sep. 16, 2016 USD ($)	Sep. 16, 2016 EUR (€)	May 16, 2016 EUR (€)
Financial assets and liabilities
Issuance of notes | €																		€ 8,392,000,000							€ 9,070,000,000
Repayment of principal amount outstanding | €													€ 4,061,000,000	€ 2,322,000,000	€ 198,000,000
Borrowing capacity available | €																		679,000,000							€ 250,000,000
7.125%/7.875% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Issuance of notes																										$ 770
Aggregate principal amount																	$ 770	€ 770,000,000						$ 770
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate																7.125%	7.125%	7.125%								7.125%	7.125%
7.125%/7.875% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate																7.875%	7.875%	7.875%						7.875%	7.875%	7.875%	7.875%
6.625%/7.375% Senior Secured Toggle Notes due 2023
Financial assets and liabilities
Issuance of notes | €																											€ 845,000,000
Aggregate principal amount | €																		€ 845,000,000							€ 845,000,000
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Minimum
Financial assets and liabilities
Stated interest rate																6.625%	6.625%	6.625%						6.625%	6.625%	6.625%	6.625%
6.625%/7.375% Senior Secured Toggle Notes due 2023 | Maximum
Financial assets and liabilities
Stated interest rate																7.375%	7.375%	7.375%						7.375%	7.375%	7.375%	7.375%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate																6.00%	6.00%	6.00%
Aggregate principal amount																	$ 1,700
First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Aggregate principal amount																								$ 1,110
6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate																								6.25%	6.25%
Aggregate principal amount																								$ 415
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate																2.75%	2.75%	2.75%
Aggregate principal amount | €																		€ 750,000,000
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate																4.25%	4.25%	4.25%						4.25%	4.25%
Aggregate principal amount																	$ 715								€ 1,155,000,000
Term Loan B Facility due 2021
Financial assets and liabilities
Aggregate principal amount																								$ 663
6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate																								6.75%	6.75%
Aggregate principal amount																								$ 415
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate																4.75%	4.75%	4.75%
Aggregate principal amount | £																£ 400
Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Aggregate principal amount																								$ 500
LIBOR											LIBOR	LIBOR
Asset-based revolving credit facility
Financial assets and liabilities
Maximum borrowing capacity | €																		€ 813,000,000
Borrowing capacity available | €																		€ 678,000,000
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate																4.625%	4.625%	4.625%						4.625%	4.625%
Aggregate principal amount																	$ 1,000							$ 1,000
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate																4.125%	4.125%	4.125%						4.125%	4.125%
Aggregate principal amount | €																		€ 440,000,000							€ 440,000,000
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate																7.25%	7.25%	7.25%						7.25%	7.25%
Aggregate principal amount																	$ 1,650							$ 1,650
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate																6.75%	6.75%	6.75%						6.75%	6.75%
Aggregate principal amount | €																		€ 750,000,000							€ 750,000,000
8.75% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate															8.75%
Repayment of principal amount outstanding | €															€ 180,000,000
Ardagh Group S.A. | 6.000% Senior Notes due 2025
Financial assets and liabilities
Issuance of notes							$ 1,000															$ 700
Stated interest rate							6.00%															6.00%	6.00%
Ardagh Group S.A. | First Priority Senior Secured Floating Rate Notes due 2019
Financial assets and liabilities
Repayment of principal amount outstanding				$ 265			$ 845
Ardagh Group S.A. | 6.250% Senior Notes due 2019
Financial assets and liabilities
Stated interest rate						6.25%
Repayment of principal amount outstanding						$ 415
Ardagh Group S.A. | 2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Issuance of notes | €																							€ 750,000,000
Stated interest rate																						2.75%	2.75%
Ardagh Group S.A. | 4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Issuance of notes																						$ 715
Stated interest rate																						4.25%	4.25%
Ardagh Group S.A. | 4.250% First Priority Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate				4.25%	4.25%														4.25%
Repayment of principal amount outstanding | €					€ 750,000,000
Ardagh Group S.A. | Term Loan B Facility due 2021
Financial assets and liabilities
Debt instrument extended term									2 years
Ardagh Group S.A. | Term Loan B Facility due 2019
Financial assets and liabilities
Repayment of principal amount outstanding				$ 663
Ardagh Group S.A. | 6.750% Senior Notes due 2021
Financial assets and liabilities
Stated interest rate			6.75%
Repayment of principal amount outstanding			$ 415
Ardagh Group S.A. | 4.750% Senior Notes due 2027
Financial assets and liabilities
Issuance of notes | £																					£ 400
Stated interest rate																				4.75%	4.75%
Aggregate principal amount | £																				£ 400
Ardagh Group S.A. | Senior Secured Floating Rate Notes due 2021
Financial assets and liabilities
Repayment of principal amount outstanding		$ 500
Aggregate principal amount											$ 500
Variable Interest rate											3.25%																	3.25%
Ardagh Group S.A. | Asset-based revolving credit facility
Financial assets and liabilities
Facility term	5 years
Maximum borrowing capacity	$ 850
Borrowing capacity available | €																		€ 678,000,000
Ardagh Group S.A. | 4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate											4.625%																	4.625%
Aggregate principal amount											$ 1,000
Ardagh Group S.A. | 4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate											4.125%																	4.125%
Aggregate principal amount | €																												€ 440,000,000
Ardagh Group S.A. | 7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate											7.25%													7.25%	7.25%			7.25%
Aggregate principal amount											$ 1,650													$ 1,650
Ardagh Group S.A. | 6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate											6.75%																	6.75%
Aggregate principal amount | €																												€ 750,000,000
Ardagh Group S.A. | 9.250% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate											9.25%																	9.25%
Repayment of principal amount outstanding | €												€ 475,000,000
Ardagh Group S.A. | 9.125% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate											9.125%																	9.125%
Repayment of principal amount outstanding											$ 920
Ardagh Group S.A. | 7.000% Senior Notes due 2020
Financial assets and liabilities
Stated interest rate								7.00%																7.00%	7.00%
Repayment of principal amount outstanding								$ 135			$ 15
Aggregate principal amount																								$ 150
Ardagh Group S.A. | 8.625% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate																										8.625%	8.625%
Repayment of principal amount outstanding | €										€ 710,000,000
Ardagh Group S.A. | 8.375% Senior PIK Notes due 2019
Financial assets and liabilities
Stated interest rate																										8.375%	8.375%
Repayment of principal amount outstanding | €										€ 250,000,000